Trade and other payables (Details)	12 Months Ended
	Dec. 31, 2021 EUR (€) item	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Trade and other payables.
Trade payables	€ 8,747,990	€ 5,165,805	€ 576,454
Social insurance and other taxes	660,223	282,981	170,739
VAT	955,551
License fee liability	3,750,000
Liabilities to players	9,564,889	6,879,992	2,300,474
Accruals	8,066,234	2,771,577	586,769
Other creditors	7,125	23,673	26,885
Deferred income	2,375
Total	31,754,387	15,124,028	3,661,321
Less noncurrent payables	(2,500,000)
Current portion	29,254,387	€ 15,124,028	€ 3,661,321
License fee	€ 5,000,000
Number of annual equal installments | item	4
Amount of annual equal installments	€ 6,879,992
License fee paid	€ 1,250,000